UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:         | |; Amendment Number:

This Amendment (Check only one): | | is a restatement
                                 | | adds new holding entries.

Institutional Manager Filing this Report:

Name:       Caerus Global Investors LLC

Address:    712 Fifth Avenue, 19th Floor
            New York, New York 10019

13F File Number: 028-14730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Matthew Husar
Title:      Chief Financial Officer
Phone:      212-488-5508

Signature, Place and Date of Signing:


/s/ Matthew Husar                New York, New York           August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]
PAGE>

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total:   $92,053
                                         (thousands)

List of Other Included Managers: None.

                                                             FORM 13F INFORMATION TABLE
                                                            Caerus Global Investors LLC
                                                                   June 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
ABERCROMBIE & FITCH CO            CL A         002896207    751         22,000 SH         SOLE        NONE        22,000
ABERCROMBIE & FITCH CO            CL A         002896207  1,707         50,000     CALL   SOLE        NONE        50,000
AEROPOSTALE                       COM          007865108  4,101        230,000 SH         SOLE        NONE       230,000
AMAZON COM INC                    COM          023135106  2,969         13,000 SH         SOLE        NONE        13,000
APPLE INC                         COM          037833100  6,424         11,000 SH         SOLE        NONE        11,000
DOMINOS PIZZA INC                 COM          25754A201  4,135        133,771 SH         SOLE        NONE       133,771
FAMILY DLR STORES INC             COM          307000109    997         15,000 SH         SOLE        NONE        15,000
FIFTH & PAC COS INC               COM          316645100  2,470        230,156 SH         SOLE        NONE       230,156
FINISH LINE INC                   CL A         317923100  1,882         90,000 SH         SOLE        NONE        90,000
GAYLORD ENTMT CO NEW              COM          367905106  8,098        210,000 SH         SOLE        NONE       210,000
GENESCO INC                       COM          371532102  1,504         25,000 SH         SOLE        NONE        25,000
GILDAN ACTIVEWEAR INC             COM          375916103  4,500        163,500 SH         SOLE        NONE       163,500
HARRY WINSTON DIAMOND CORP        COM          41587B100  2,759        242,850 SH         SOLE        NONE       242,850
ISHARES TR                    RUSSELL 2000     464287655  7,956        100,000     PUT    SOLE        NONE       100,000
LIMITED BRANDS INC                COM          532716107  1,063         25,000 SH         SOLE        NONE        25,000
MICHAEL KORS HLDGS LTD            SHS          G60754101    941         22,500 SH         SOLE        NONE        22,500
MORGANS HOTEL GROUP CO            COM          61748W108  1,998        425,000 SH         SOLE        NONE       425,000
MULTIMEDIA GAMES HLDG CO INC      COM          625453105    800         57,152 SH         SOLE        NONE        57,152
NIKE INC                          CL B         654106103  3,687         42,000     CALL   SOLE        NONE        42,000
O REILLY AUTOMOTIVE INC NEW       COM          67103H107    126          1,500 SH         SOLE        NONE         1,500
PANERA BREAD CO                   CL A         69840W108  3,618         25,947 SH         SOLE        NONE        25,947
PENN NATL GAMING INC              COM          707569109  1,079         24,193 SH         SOLE        NONE        24,193
PEPSICO INC                       COM          713448108  4,946         70,000 SH         SOLE        NONE        70,000
PHILIP MORRIS INTL INC            COM          718172109  1,745         20,000 SH         SOLE        NONE        20,000
PINNACLE ENTMT INC                COM          723456109     77          8,000 SH         SOLE        NONE         8,000
QUIKSILVER INC                    COM          74838C106  3,816      1,637,969 SH         SOLE        NONE     1,637,969
SHUTTERFLY INC                    COM          82568P304  2,363         77,000 SH         SOLE        NONE        77,000
STARBUCKS CORP                    COM          855244109  3,786         71,000 SH         SOLE        NONE        71,000
TJX COS INC NEW                   COM          872540109    987         23,000 SH         SOLE        NONE        23,000
TREEHOUSE FOODS INC               COM          89469A104  4,360         70,000 SH         SOLE        NONE        70,000
WALGREEN CO                       COM          931422109  3,550        120,000 SH         SOLE        NONE       120,000
WHOLE FOODS MKT INC               COM          966837106  2,860         30,000 SH         SOLE        NONE        30,000

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